Segment Information (Tables)	6 Months Ended
Jun. 30, 2023
Segment Information [Abstract]
Schedule of Non-Current Assets	The following table presents the Group’s non-current assets by geographic location.
	At June 30 2023 £’000	At December 31 2022 £’000
Non-current assets
UK	172,531	262,541
EU	46	1,855
Total	172,577	264,396